STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow from Operating Activities:
Net Loss	$ (14,577,768)	$ (12,092,776)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Share-Based Compensation	3,206,527	2,871,681
Share-Based Payments to Vendors	559,583	430,680
Changes in Assets and Liabilities:
Other Receivable	(129,159)
Prepaid Expenses	159,179	30,349
Accounts Payable and Accrued Expenses	980,753	1,217,776
Net Cash Used in Operating Activities	(9,800,885)	(7,542,290)
Cash Flow from Financing Activities
Pre-funded Warrant Exercise	73	13
Warrant Exercise	2,218,999
Net Cash Provided by Financing Activities	8,163,322	3,695,195
Net Decrease in Cash	(1,637,563)	(3,847,095)
Cash at Beginning of Period	9,111,751	12,958,846
Cash at End of Period	7,474,188	9,111,751
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
2023 Registered Direct offering costs	1,990,153
Warrants issued in connection with 2022 offerings		171,409
At the Market Offering
Cash Flow from Financing Activities
Proceeds from stock offering, net of issuance costs	2,400,638
Registered Direct Offering
Cash Flow from Financing Activities
Proceeds from stock offering, net of issuance costs	$ 3,543,612	$ 3,695,182